CONSOLIDATED STATEMENTS OF SHAREHOLDER'S DEFICIT (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest [Member]	Total
Beginning Balance, amount at Mar. 31, 2012	$ 117,518	$ 47,170,146	$ (56,583,285)		$ (9,295,621)
Beginning Balance, shares at Mar. 31, 2012	117,515,892
Issuance of common stock for cash, shares	29,724,545
Issuance of common stock for cash, amount	29,726	2,080,108			2,109,834
Issuances of common stock upon conversions of notes payable, shares	21,941,154	1,673,118			1,695,059
Issuances of common stock upon conversions of notes payable, amount	21,941
Issuance of common stock for services, shares	2,896,181
Issuance of common stock for services, amount	2,896	256,139			259,035
Patent license fees paid with issuance of common stock, shares	246,429
Patent license fees paid with issuance of common stock, amount	246	17,004			17,250
Reclassification of derivative liability into equity		45,081			45,081
Issuance of common stock for interest, Shares	116,000
Issuance of common stock for interest, Amount	120	11,726			11,846
Loss on debt conversion, shares	1,234,000
Loss on debt conversion, amount	1,238	138,601			139,839
Stock-based compensation expense		765,273			765,273
Net loss			(4,892,040)		(4,892,040)
Ending Balance, amount at Mar. 31, 2013	173,685	52,157,196	(61,475,325)		(9,144,444)
Ending Balance, shares at Mar. 31, 2013	173,674,201
Issuance of common stock for cash, shares	16,872,739
Issuance of common stock for cash, amount	16,873	1,660,159			1,677,032
Issuances of common stock upon conversions of notes payable, shares	10,574,024
Issuances of common stock upon conversions of notes payable, amount	10,572	716,204			726,776
Issuance of common stock under cashless warrant exercises, shares	12,716,225
Issuance of common stock under cashless warrant exercises, amount	12,717	(12,717)
Issuance of common stock for services, shares	3,071,150
Issuance of common stock for services, amount	3,071	389,022			392,093
Reclassification of derivative liability into equity		1,456,187			1,456,187
Issuance of common stock for cash - ESI, Amount		1,200,000		300,000	1,500,000
Issuance of common stock under convertible debt restructuring, Shares	4,507,105
Issuance of common stock under convertible debt restructuring, Amount	4,507	851,842			856,349
Issuance of common stock under stock option exercises for accrued expenses, Shares	158,536
Issuance of common stock under stock option exercises for accrued expenses, Amount	159	12,841			13,000
Shares issued under restricted stock grant, Shares	3,400,000
Shares issued under restricted stock grant, Amount	3,400	(3,400)
Issuance of common stock on litigation settlement, Amount		583,601			583,601
Loss on debt conversion, amount		40,256			40,256
Stock-based compensation expense		607,946			607,946
Net loss			(13,357,232)	(81,730)	(13,438,962)
Ending Balance, amount at Mar. 31, 2014	$ 224,984	$ 59,659,137	$ (74,832,557)	$ 218,270	$ (14,730,166)
Ending Balance, shares at Mar. 31, 2014	224,973,980